Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Revenue	$2,171	$1,807

	As of March 31, 2022	As of December 31, 2021
Accounts receivable	$300	$583
Deferred revenue	$13,862	$15,238

	For the Years Ended December 31,
	2021	2020
Revenue	$7,013	$6,668

	As of December 31, 2021	As of December 31, 2020
Accounts receivable	$583	$2,083
Deferred revenue	$15,238	$16,787